Segmented information	9 Months Ended
Sep. 30, 2019
Segmented information
Segmented information

15.Segmented information

The Company operates in two reportable business segments in Canada.

The two reportable business segments offer different products, require different production processes, and are based on how the financial information is produced internally for the purposes of making operating decisions. The following summary describes the operations of each of the Company’s reportable business segments:

•	Electric Vehicles – development and manufacture of electric vehicles for mass markets, and
•	Custom build vehicles – development and manufacture of high-end custom-built vehicles.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Three Months Ended September 30, 2019		Three Months Ended September 30, 2018
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$200,068	$—	$189,902
Gross profit	—	65,598	—	49,807
Operating expenses	7,742,592	128,115	3,863,883	111,364
Other items	(2,475,303)	10,709	(1,038,235)	3,115
Deferred income tax recovery	—	(6,894)	—	—
Net loss	5,287,289	66,332	2,825,648	64,672
FX translation	14,257
Comprehensive loss	5,281,546	66,332	2,825,648	64,672

	Nine months ended September 30, 2019		Nine months ended September 30, 2018
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$461,334	$—	$635,401
Gross profit	—	64,060	—	199,987
Operating expenses	18,753,216	32,037,600	11,992,137	283,310
Other items	3,713,023	13,498	(4,183,985)	19,034
Current income tax	2,140	—	—	—
Deferred income tax recovery	—	(56,069)	—	—
Net loss	22,468,379	213,745	7,808,152	102,357
FX translation	(10,330)	—	—	—
Comprehensive loss	22,458,049	213,745	7,808,152	102,357

	September 30, 2019		December 31, 2018
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Inventory	$638,458	$226,358	$189,182	$231,555
Plant and equipment	9,751,991	420,996	5,299,857	23,909